UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
February 21, 2007 to March 20, 2007

Commission File Number of issuing entity:	333-133770-03

Volkswagen Auto Lease Trust 2006-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-133770

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)
VW Credit Leasing, LTD.

(Exact name of sponsor as specified in its charter)

Delaware	38—6738618

State or other jurisdiction of incorporation or	(I.R.S. Employer Identification No.)
organization of the issuing entity

3800 Hamlin Road, Auburn Hills, Michigan	48326

(Address of principal executive offices of the	(Zip Code)
issuing entity)
(248) 754-5000

(Telephone number, including area code)

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Auto Lease Asset	☐	☐	☑

Backed Notes,
Series 2006-A,
Class A-1 Notes,
Class A-2 Notes,
Class A-3 Notes and
Class A-4 Notes
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     Response to Item 1 is set forth in Exhibit 99.1.
PART II—OTHER INFORMATION
Item 2. Legal Proceedings.
     Not applicable
Item 3. Sales of Securities and Use of Proceeds.
     Not applicable
Item 4. Defaults Upon Senior Securities.
     Not applicable
Item 5. Submission of Matters to a Vote of Security Holders.
     Note applicable
Item 6. Significant Obligors of Pool Assets.
     Not applicable
Item 7. Significant Enhancement Provider Information.
     Not applicable
Item 8. Other Information.
     Not applicable
Item 9. Exhibits.
     Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

March 20, 2007	VOLKSWAGEN AUTO LEASE TRUST 2006-A

By VW Credit, Inc. as Servicer

	By:	/s/ Dennis Tack

	Name:	Dennis Tack
	Title:	Controller

EXHIBIT INDEX

Exhibit
Number	Description of Exhibits

Exhibit 99.1	Monthly Distribution Report